Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

July 31, 2020 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS – 41.9%
Communication Services – 3.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	$55,000	$58,364
CenturyLink, Inc., 4.00%, 02/15/27(1)	10,000	10,458
Cincinnati Bell, Inc., 7.00%, 07/15/24(1)	64,000	66,419
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24	10,000	9,102
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(1)	15,000	14,719
Consolidated Communications, Inc., 6.50%, 10/01/22	60,000	59,062
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 08/15/26(1)	25,000	19,312
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.63%, 08/15/27(1)	40,000	21,950
DISH DBS Corp., 5.88%, 07/15/22	40,000	42,240
DISH DBS Corp., 7.75%, 07/01/26	13,000	14,675
DISH DBS Corp., 7.38%, 07/01/28(1)	15,000	15,914
Frontier Communications Corp., 8.50%, 04/01/26(1)(2)	18,000	17,748
iHeartCommunications, Inc., 8.38%, 05/01/27	29,008	28,843
Level 3 Financing, Inc., 4.25%, 07/01/28(1)	15,000	15,652
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	25,000	23,164
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.88%, 05/15/24(1)	55,000	33,200
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 10.75%, 06/01/28(1)	20,000	21,850
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.25%, 06/15/25(1)	30,000	30,544
Sirius XM Radio, Inc., 5.50%, 07/01/29(1)	25,000	27,899
T-Mobile USA, Inc., 2.55%, 02/15/31(1)	40,000	41,606
TripAdvisor, Inc., 7.00%, 07/15/25(1)	15,000	15,745
Twitter, Inc., 3.88%, 12/15/27(1)	55,000	58,978
Univision Communications, Inc., 5.13%, 02/15/25(1)	35,000	34,038
Univision Communications, Inc., 6.63%, 06/01/27(1)	10,000	10,055
Total Communication Services		691,537
Consumer Discretionary – 5.3%
American Axle & Manufacturing, Inc., 6.50%, 04/01/27	40,000	41,075
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(1)	40,000	41,668
Aramark Services, Inc., 6.38%, 05/01/25(1)	40,000	42,303
Carnival Corp., 11.50%, 04/01/23(1)	5,000	5,449
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	45,000	47,369
Colt Merger Sub, Inc., 6.25%, 07/01/25(1)	10,000	10,484
Colt Merger Sub, Inc., 8.13%, 07/01/27(1)	5,000	5,100
Cooper-Standard Automotive, Inc., 13.00%, 06/01/24(1)	20,000	21,237
Dana, Inc., 5.38%, 11/15/27	34,000	35,921
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23(1)	21,000	16,772
Expedia Group, Inc., 6.25%, 05/01/25(1)	30,000	32,847
Ford Motor Co., 9.00%, 04/22/25	34,000	40,103

Security Description	Principal	Value
CORPORATE BONDS (continued)
Consumer Discretionary (continued)
General Motors Co., 6.80%, 10/01/27	$35,000	$42,679
Golden Nugget, Inc., 8.75%, 10/01/25(1)	25,000	13,156
Hanesbrands, Inc., 5.38%, 05/15/25(1)	40,000	43,050
International Game Technology PLC, 5.25%, 01/15/29 (United Kingdom)(1)	5,000	5,117
Jaguar Holding Co. II / Ppd Development LP, 5.00%, 06/15/28(1)	15,000	15,994
KAR Auction Services, Inc., 5.13%, 06/01/25(1)	30,000	30,187
Lear Corp., 3.80%, 09/15/27	46,000	48,326
M/I Homes, Inc., 4.95%, 02/01/28	70,000	72,144
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(1)	20,000	21,423
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(1)	10,000	10,522
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28	10,000	10,211
Michaels Stores, Inc., 8.00%, 07/15/27(1)	25,000	23,470
Neiman Marcus Group Ltd. LLC / Neiman Marcus Group LLC / Mariposa Borrower / NMG, 8.00%, 10/25/24(1)(2)	88,000	4,840
PulteGroup, Inc., 7.88%, 06/15/32	40,000	53,361
QVC, Inc., 4.75%, 02/15/27	20,000	20,587
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23 (Liberia)(1)	5,000	5,119
Scientific Games International, Inc., 8.25%, 03/15/26(1)	25,000	25,082
Station Casinos LLC, 4.50%, 02/15/28(1)	25,000	22,453
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 06/15/24	30,000	32,441
Under Armour, Inc., 3.25%, 06/15/26	50,000	46,688
VF Corp., 2.95%, 04/23/30	50,000	55,070
Vista Outdoor, Inc., 5.88%, 10/01/23	38,000	38,139
Weekley Homes LLC / Weekley Finance Corp., 6.63%, 08/15/25	70,000	73,668
Total Consumer Discretionary		1,054,055
Consumer Staples – 0.5%
Altria Group, Inc., 4.80%, 02/14/29	52,000	62,708
Kraft Heinz Foods Co., 3.88%, 05/15/27(1)	35,000	37,749
Total Consumer Staples		100,457
Energy – 3.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	20,000	17,102
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.63%, 07/15/26(1)	50,000	44,053
Callon Petroleum Co., 6.13%, 10/01/24	25,172	7,752
Cheniere Energy Partners LP, 5.63%, 10/01/26	30,000	31,738
Cheniere Energy Partners LP, 4.50%, 10/01/29	15,000	15,889
Citgo Holding, Inc., 9.25%, 08/01/24(1)	20,000	20,050
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	45,000	44,212
DCP Midstream Operating LP, 5.38%, 07/15/25	10,000	10,561
Denbury Resources, Inc., 9.25%, 03/31/22(1)(2)	26,000	11,076

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2020 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Energy (continued)
EQM Midstream Partners LP, 6.00%, 07/01/25(1)	$10,000	$10,619
EQM Midstream Partners LP, 6.50%, 07/01/27(1)	10,000	11,040
HollyFrontier Corp., 5.88%, 04/01/26	80,000	87,894
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	43,000	62,586
Mesquite Energy, Inc., Escrow	12,000	120
Nabors Industries, Inc., 5.75%, 02/01/25	15,000	5,980
Occidental Petroleum Corp., 2.70%, 08/15/22	10,000	9,672
Occidental Petroleum Corp., 3.50%, 08/15/29	10,000	8,904
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	35,000	34,563
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	25,000	19,557
Plains All American Pipeline LP / Paa Finance Corp., 3.80%, 09/15/30	50,000	50,117
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	30,000	33,037
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/26	35,000	37,263
Transocean, Inc., 8.00%, 02/01/27(1)	10,000	5,022
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	18,000	18,492
Total Energy		597,299
Financials – 9.0%
Acrisure, LLC / Acrisure Finance, Inc., 8.13%, 02/15/24(1)	30,000	31,945
Acrisure, LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	30,000	30,445
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(4)	55,000	58,618
Athene Holding Ltd., 4.13%, 01/12/28	62,000	66,835
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	61,000	54,653
Bank of America Corp., 4.20%, 08/26/24	58,000	65,055
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(3)(4)	45,000	48,838
Brighthouse Financial, Inc., 3.70%, 06/22/27	19,000	19,818
Brighthouse Financial, Inc., 5.63%, 05/15/30	40,000	45,823
Brightsphere Investment Group, Inc., 4.80%, 07/27/26	50,000	51,618
Capital One Financial Corp., 3.75%, 07/28/26	60,000	66,175
Charles Schwab Corp. (The), Series G, 5.38%, (US 5 Year CMT T-Note + 4.97%), perpetual(3)(4)	53,000	58,168
Citadel LP, 4.88%, 01/15/27(1)	50,000	53,380
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.34%), 03/20/30(4)	40,000	46,955
Discover Financial Services, Series D, 6.13%, (US 5 Year CMT T- Note + 5.78%), perpetual(3)(4)	20,000	21,306
Fifth Third Bancorp, Series L, 4.50%, (US 5 Year CMT T- Note + 4.22%), perpetual(3)(4)	52,000	53,040
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	50,000	56,930

Security Description	Principal	Value
CORPORATE BONDS (continued)
Financials (continued)
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 05/15/26	$45,000	$47,660
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.85%, 01/15/27	50,000	57,076
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(3)(4)	24,000	23,252
JPMorgan Chase & Co., 4.01%, (3-Month USD LIBOR + 1.12%), 04/23/29(4)	40,000	47,077
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(4)	105,000	114,663
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	25,000	21,187
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(3)(4)	52,000	57,057
MSCI, Inc., 4.00%, 11/15/29(1)	38,000	40,914
Navient Corp., 6.75%, 06/25/25	44,000	46,086
NMI Holdings, Inc., 7.38%, 06/01/25(1)	20,000	21,771
OneMain Finance Corp., 7.13%, 03/15/26	22,000	25,819
OneMain Finance Corp., 5.38%, 11/15/29	5,000	5,307
PNC Financial Services Group, Inc. (The), Series S, 5.00%, (3-Month USD LIBOR + 3.30%), perpetual(3)(4)	65,000	67,987
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(4)	90,000	97,617
Santander Holdings USA, Inc., 4.40%, 07/13/27	74,000	82,622
Synchrony Financial, 3.95%, 12/01/27	65,000	68,631
Synovus Financial Corp., 5.90%, (USD 5 Year Swap + 3.38%), 02/07/29(4)	25,000	25,609
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(3)(4)	50,000	54,375
Wells Fargo & Co., Series S, 5.90%, (3-Month USD LIBOR + 3.11%), perpetual(3)(4)	54,000	55,038
Total Financials		1,789,350
Health Care – 3.2%
Avantor Funding, Inc., 4.63%, 07/15/28(1)	5,000	5,295
Avantor, Inc., 6.00%, 10/01/24(1)	32,000	33,710
Bausch Health Americas, Inc., 9.25%, 04/01/26(1)	24,000	27,024
Bausch Health Americas, Inc., 8.50%, 01/31/27(1)	10,000	11,140
Centene Corp., 4.63%, 12/15/29	20,000	22,331
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 03/01/25(1)	30,000	30,712
CHS/Community Health Systems, Inc., 6.63%, 02/15/25(1)	20,000	20,256
Encompass Health Corp., 4.50%, 02/01/28	30,000	31,401
Encompass Health Corp., 4.75%, 02/01/30	5,000	5,292
HCA, Inc., 5.63%, 09/01/28	37,000	44,188
HCA, Inc., 4.13%, 06/15/29	60,000	70,294
Herbalife Nutrition Ltd. / Hlf Financing, Inc., 7.88%, 09/01/25(1)	50,000	54,438
LifePoint Health, Inc., 6.75%, 04/15/25(1)	20,000	21,600
LifePoint Health, Inc., 4.38%, 02/15/27(1)	20,000	20,488

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2020 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Health Care (continued)
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(1)	$5,000	$5,241
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)	35,000	37,273
Select Medical Corp., 6.25%, 08/15/26(1)	35,000	37,766
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	12,000	11,654
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	30,000	31,916
Tenet Healthcare Corp., 7.50%, 04/01/25(1)	5,000	5,539
Tenet Healthcare Corp., 5.13%, 11/01/27(1)	38,000	40,485
West Street Merger Sub, Inc., 6.38%, 09/01/25(1)	54,000	54,945
Total Health Care		622,988
Industrials – 4.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 07/15/26(1)	55,000	58,919
American Airlines, Inc., 11.75%, 07/15/25(1)	45,000	39,240
ASGN, Inc., 4.63%, 05/15/28(1)	25,000	25,605
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(1)	55,000	53,938
Boeing Co. (The), 5.15%, 05/01/30	35,000	38,403
Boeing Co. (The), 5.81%, 05/01/50	13,000	15,305
Boeing Co. (The), 5.93%, 05/01/60	13,000	15,661
BWX Technologies, Inc., 4.13%, 06/30/28(1)	5,000	5,219
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26(1)	5,000	5,293
Costar Group, Inc., 2.80%, 07/15/30(1)	38,000	40,249
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27(1)	5,000	5,181
General Electric Co., Series D, 5.00%, (3-Month USD LIBOR + 3.33%), perpetual(3)(4)	65,000	51,616
Hillenbrand, Inc., 4.50%, 09/15/26	55,000	59,331
Howmet Aerospace, Inc., 6.88%, 05/01/25	20,000	22,732
Meritor, Inc., 6.25%, 06/01/25(1)	10,000	10,637
Oshkosh Corp., 4.60%, 05/15/28	52,000	59,251
Signature Aviation US Holdings, Inc., 4.00%, 03/01/28(1)	45,000	42,601
Standard Industries, Inc., 4.38%, 07/15/30(1)	65,000	70,300
Stanley Black & Decker, Inc., 4.00%, (US 5 Year CMT T-Note + 2.66%), 03/15/60(4)	47,500	49,510
TransDigm, Inc., 5.50%, 11/15/27	20,000	19,014
Uber Technologies, Inc., 7.50%, 05/15/25(1)	30,000	31,692
Waste Connections, Inc., 2.60%, 02/01/30	50,000	54,893
WESCO Distribution, Inc., 7.25%, 06/15/28(1)	25,000	27,348
Total Industrials		801,938
Information Technology – 3.8%
Banff Merger Sub, Inc., 9.75%, 09/01/26(1)	20,000	21,198
Broadcom, Inc., 4.15%, 11/15/30(1)	55,000	61,895
Citrix Systems, Inc., 3.30%, 03/01/30	80,000	86,928
Dell International LLC / EMC Corp., 8.10%, 07/15/36(1)	19,000	25,831
Flex Ltd., 3.75%, 02/01/26	41,000	44,802
Hp, Inc., 3.40%, 06/17/30	65,000	70,151
Juniper Networks, Inc., 3.75%, 08/15/29	35,000	40,309
Microchip Technology, Inc., 4.25%, 09/01/25(1)	50,000	52,637

Security Description	Principal	Value
CORPORATE BONDS (continued)
Information Technology (continued)
Motorola Solutions, Inc., 4.60%, 02/23/28	$57,857	$67,281
Motorola Solutions, Inc., 4.60%, 05/23/29	45,000	52,802
Open Text Holdings, Inc., 4.13%, 02/15/30(1)	40,000	42,078
Radiate Holdco LLC / Radiate Finance, Inc., 6.63%, 02/15/25(1)	55,000	56,581
ViaSat, Inc., 5.63%, 09/15/25(1)	50,000	50,505
VMware, Inc., 3.90%, 08/21/27	80,000	88,150
Total Information Technology		761,148
Materials – 3.3%
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	35,000	35,219
Greif, Inc., 6.50%, 03/01/27(1)	45,000	47,917
Hecla Mining Co., 7.25%, 02/15/28	35,000	37,231
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	5,000	5,369
Kaiser Aluminum Corp., 6.50%, 05/01/25(1)	5,000	5,316
Kaiser Aluminum Corp., 4.63%, 03/01/28(1)	25,000	24,930
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 04/15/25(1)	40,000	41,540
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25(1)	50,000	48,062
Novelis Corp., 4.75%, 01/30/30(1)	40,000	41,815
Olin Corp., 5.63%, 08/01/29	55,000	52,874
PolyOne Corp., 5.75%, 05/15/25(1)	40,000	43,470
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26(1)	40,000	42,608
Sonoco Products Co., 3.13%, 05/01/30	60,000	66,166
TPC Group, Inc., 10.50%, 08/01/24(1)	10,000	8,920
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	30,000	31,928
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	40,000	39,446
Tronox, Inc., 6.50%, 05/01/25(1)	40,000	42,625
U.S. Steel Corp., 12.00%, 06/01/25(1)	30,000	31,077
Total Materials		646,513
Real Estate – 3.3%
American Campus Communities Operating Partnership LP, 3.88%, 01/30/31	55,000	59,607
Brixmor Operating Partnership LP, 4.05%, 07/01/30	55,000	57,967
EPR Properties, 4.75%, 12/15/26	50,000	48,478
ESH Hospitality, Inc., 4.63%, 10/01/27(1)	50,000	48,177
GLP Capital LP / GLP Financing II, Inc., 5.25%, 06/01/25	52,000	56,171
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	16,000	18,128
Healthcare Realty Trust, Inc., 2.40%, 03/15/30	23,392	23,173
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30	40,000	42,241
Iron Mountain, Inc., 4.88%, 09/15/29(1)	50,000	52,138
Iron Mountain, Inc., 5.25%, 07/15/30(1)	10,000	10,506
LifeStorage LP, 3.50%, 07/01/26	54,000	58,503
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	32,000	34,380
MPT Operating Partnership LP / MPT Finance Corp., 4.63%, 08/01/29	10,000	10,583
Service Properties Trust, 4.38%, 02/15/30	100,000	81,875
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 02/15/25(1)	20,000	21,083

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2020 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS (continued)
Real Estate (continued)
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23	$30,000	$29,175
Total Real Estate		652,185
Utilities – 2.9%
American Electric Power Co., Inc., 2.30%, 03/01/30	67,000	70,231
Black Hills Corp., 2.50%, 06/15/30	50,000	53,020
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(4)	50,000	53,493
Dominion Energy, Inc., Series C, 3.38%, 04/01/30	50,000	57,919
DPL, Inc., 4.35%, 04/15/29	73,000	77,185
Edison International, 4.95%, 04/15/25	50,000	55,700
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.63%, 08/31/20	25,000	7,472
National Fuel Gas Co., 5.50%, 01/15/26	40,000	43,295
PG&E Corp., 5.25%, 07/01/30	5,000	5,206
Talen Energy Supply, LLC, 6.63%, 01/15/28(1)	35,000	35,247
TerraForm Power Operating LLC, 5.00%, 01/31/28(1)	50,000	55,241
Vistra Operations Co. LLC, 3.70%, 01/30/27(1)	60,000	63,497
Total Utilities		577,506
Total Corporate Bonds
(Cost $8,014,066)		8,294,976
FOREIGN BONDS – 23.6%
Communication Services – 1.5%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	60,000	61,752
Tencent Holdings Ltd., 3.98%, 04/11/29 (China)(1)	200,000	233,481
Total Communication Services		295,233
Consumer Discretionary – 0.2%
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Canada)(1)	35,000	27,428
Consumer Staples – 1.3%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	50,000	61,477
Bacardi Ltd., 4.70%, 05/15/28 (Bermuda)(1)	100,000	117,462
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)	45,000	54,425
Kronos Acquisition Holdings, Inc., 9.00%, 08/15/23 (Canada)(1)	31,000	31,620
Total Consumer Staples		264,984
Energy – 4.8%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(3)(4)	60,000	64,500
KazMunayGas National Co. JSC, 4.75%, 04/19/27 (Kazakhstan)(1)	300,000	336,660
MEG Energy Corp., 7.13%, 02/01/27 (Canada)(1)	25,000	22,313

Security Description	Principal	Value
FOREIGN BONDS (continued)
Energy (continued)
Pertamina Persero PT, 6.45%, 05/30/44 (Indonesia)(1)	$255,000	$353,942
Petrobras Global Finance BV, 5.75%, 02/01/29 (Brazil)	30,000	32,454
Petroleos Mexicanos, 5.95%, 01/28/31 (Mexico)(1)	85,000	73,211
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	80,000	63,096
Total Energy		946,176
Financials – 2.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/27 (Ireland)	150,000	137,786
Bank of Montreal, 3.80%, (USD 5 Year Swap + 1.43%), 12/15/32 (Canada)(4)	47,000	52,328
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(4)	200,000	188,502
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Canada)	70,000	77,721
Toronto-Dominion Bank (The), 3.63%, (USD 5 Year Swap + 2.21%), 09/15/31 (Canada)(4)	55,000	62,741
Total Financials		519,078
Government – 7.5%
Argentine Republic Government International Bond, 5.88%, 01/11/28 (Argentina)	125,000	52,945
Colombia Government International Bond, 3.00%, 01/30/30 (Colombia)	200,000	206,175
Israel Government International Bond, 2.75%, 07/03/30 (Israel)	200,000	222,000
Mexican Bonos, Series M, 6.50%, 06/09/22 (Mexico) MXN	860,000	39,969
Mexico Government International Bond, 4.50%, 01/31/50 (Mexico)	200,000	222,500
Republic of South Africa Government International Bond, 5.65%, 09/27/47 (South Africa)	200,000	179,142
Russian Foreign Bond - Eurobond, 4.38%, 03/21/29 (Russia)	200,000	229,765
Saudi Government International Bond, 3.63%, 03/04/28 (Saudi Arabia)(1)	200,000	224,871
Turkey Government International Bond, 7.38%, 02/05/25 (Turkey)	45,000	45,866
Uruguay Government International Bond, 5.10%, 06/18/50 (Uruguay)	40,000	56,122
Total Government		1,479,355

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2020 (unaudited)

Security Description	Principal	Value
FOREIGN BONDS (continued)
Health Care – 0.3%
Advanz Pharma Corp., Ltd., 8.00%, 09/06/24 (Canada)	$17,000	$16,405
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	55,000	50,317
Total Health Care		66,722
Industrials – 2.5%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	67,000	59,343
Bombardier, Inc., 8.75%, 12/01/21 (Canada)(1)	25,000	25,042
Bombardier, Inc., 7.50%, 03/15/25 (Canada)(1)	30,000	24,262
DP World PLC, 6.85%, 07/02/37 (United Arab Emirates)(1)	100,000	133,519
Garda World Security Corp., 4.63%, 02/15/27 (Canada)(1)	20,000	20,611
GFL Environmental, Inc., 7.00%, 06/01/26 (Canada)(1)	14,000	14,890
GFL Environmental, Inc., 8.50%, 05/01/27 (Canada)(1)	15,000	16,839
Norwegian Air Shuttle ASA Pass-Through Trust, Class A, Series 2016-1, 4.88%, 05/10/28 (Norway)(1)	179,307	158,691
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 7.75%, 04/15/26 (Canada)(1)	40,000	39,616
Total Industrials		492,813
Materials – 2.9%
BHP Billiton Finance USA Ltd., 6.75%, (USD 5 Year Swap + 5.09%), 10/19/75 (Australia)(1)(4)	240,000	283,813
Inversiones CMPC SA, 3.85%, 01/13/30 (Chile)(1)	200,000	209,763
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	30,000	29,366
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	50,000	58,555
Total Materials		581,497
Total Foreign Bonds
(Cost $4,421,646)		4,673,286
TERM LOANS – 10.3%
Aerospace – 0.5%
AI Convoy Luxembourg Sarl, 4.65%, (6-Month USD LIBOR + 3.50%), 01/18/27(4)	34,913	34,040
Mileage Plus Holdings LLC, 6.25%, (3-Month USD LIBOR + 5.25%), 07/02/27(4)	30,000	30,002
TransDigm, Inc., 2.41%, (1-Month USD LIBOR + 2.25%), 12/09/25(4)	32,708	30,707
Total Aerospace		94,749

Security Description	Principal	Value
TERM LOANS (continued)
Chemicals – 0.2%
H.B. Fuller Co., 2.19%, (1-Month USD LIBOR + 2.00%), 10/21/24(4)	$29,166	$28,516
Innophos Holdings, Inc., 3.91%, (1-Month USD LIBOR + 3.75%), 02/05/27(4)	19,950	19,776
Total Chemicals		48,292
Consumer Durables – 0.1%
Trico Group LLC, 0.00%, (2-Month USD LIBOR + 7.50%), 02/02/24(5)	10,000	9,550

Consumer Non-Durables – 0.9%
American Greetings Corp., 5.50%, (1-Month USD LIBOR + 4.50%), 04/06/24(4)	35,025	33,886
Diamond (BC) B.V., 3.26%, (3-Month USD LIBOR + 3.00%), 09/06/24 (Netherlands)(4)	44,706	42,426
Diamond (BC) B.V., 3.16%, (1-Month USD LIBOR + 3.00%), 09/06/24 (Netherlands)(4)	115	109
Kronos Acquisition Intermediate, Inc. (aka KIK Custom Products), 5.00%, (1-Month USD LIBOR + 4.00%), 05/15/23 (Canada)(4)	26,202	25,916
Parfums Holding Co., Inc., 5.25%, (3-Month USD LIBOR + 4.00%), 06/28/24(4)	48,594	45,360
Rodan & Fields, LLC, 4.17%, (1-Month USD LIBOR + 4.00%), 06/16/25 (Kazakhstan)(4)	62,108	34,780
Total Consumer Non-Durables		182,477
Energy – 0.4%
CITGO Petroleum Corp., 6.00%, (3-Month USD LIBOR + 5.00%), 03/28/24(4)	36,009	34,973
Hamilton Projects Acquiror LLC, 5.75%, (3-Month USD LIBOR + 4.75%), 06/17/27(4)	25,000	24,961
Traverse Midstream Partners LLC, 5.00%, (1-Month USD LIBOR + 4.00%), 09/27/24 (Turkey)(4)	24,937	21,922
Total Energy		81,856
Financials – 0.6%
Asurion, LLC (fka Asurion Corp.), 6.66%, (1-Month USD LIBOR + 6.50%), 08/04/25(4)	43,426	43,861
Blackhawk Network Holdings, Inc., 3.16%, (1-Month USD LIBOR + 3.00%), 06/15/25(4)	23,485	21,929
Deerfield Dakota Holding LLC, 4.75%, (1-Month USD LIBOR + 3.75%), 04/09/27(4)	15,000	14,830
iStar, Inc. (fka iStar Financial, Inc.), 2.91%, (1-Month USD LIBOR + 2.75%), 06/28/23(4)	23,989	23,450
iStar, Inc. (fka iStar Financial, Inc.), 2.93%, (1-Month USD LIBOR + 2.75%), 06/28/23(4)	13,249	12,950
Ryan Specialty Group LLC, 0.00%, (1-Month USD LIBOR + 3.25%), 06/29/27(5)	5,000	4,975
Total Financials		121,995
Food/Tobacco – 0.6%
Froneri US, Inc., 2.41%, (1-Month USD LIBOR + 2.25%), 01/29/27(4)	35,000	33,669
H-Food Holdings, LLC (aka Hearthside Food Solutions, LLC), 3.85%, (1-Month USD LIBOR + 3.69%), 05/23/25(4)	24,936	24,150

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2020 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Food/Tobacco (continued)
Milk Specialties Co., 5.00%, (1-Month USD LIBOR + 4.00%), 08/16/23(4)	$26,526	$25,551
Shearer's Foods LLC, 7.75%, (1-Month USD LIBOR + 6.75%), 06/30/22(4)	25,000	24,729
Total Food/Tobacco		108,099
Gaming/Leisure – 0.6%
Aristocrat International Pty Ltd., 4.75%, (3-Month USD LIBOR + 3.75%), 10/19/24(4)	5,000	5,037
Carnival Corp., 8.50%, (1-Month USD LIBOR + 7.50%), 06/30/25(4)	5,000	4,920
Everi Payments, Inc., 3.82%, (3-Month USD LIBOR + 2.75%), 05/09/24(4)	20,000	19,115
Playa Resorts Holding B.V., 0.00%, (1-Month USD LIBOR + 2.75%), 04/29/24(5)	31,159	26,877
Pug LLC, 3.66%, (1-Month USD LIBOR + 3.50%), 02/12/27(4)	34,825	29,775
Scientific Games International, Inc., 3.61%, (3-Month USD LIBOR + 2.75%), 08/14/24(4)	26,865	13,592
Scientific Games International, Inc., 2.91%, (1-Month USD LIBOR + 2.75%), 08/14/24(4)	6,572	3,325
Scientific Games International, Inc., 3.06%, (3-Month USD LIBOR + 2.75%), 08/14/24(4)	86	43
Stars Group Holdings BV, 3.81%, (3-Month USD LIBOR + 3.50%), 07/10/25(4)	22,846	22,879
Total Gaming/Leisure		125,563
Health Care – 2.0%
Accelerated Health Systems, LLC, 3.67%, (1-Month USD LIBOR + 3.50%), 10/31/25(4)	39,252	38,074
AHP Health Partners, Inc. (aka Ardent Health Partners, LLC), 5.50%, (1-Month USD LIBOR + 4.50%), 06/30/25(4)	47,623	47,385
CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), 4.07%, (3-Month USD LIBOR + 3.00%), 06/07/23(4)	85,824	84,682
Concordia Healthcare Corp., 6.57%, (3-Month USD LIBOR + 5.50%), 09/06/24 (Canada)(4)	153,435	143,615
Envision Health Care Corp., 3.91%, (1-Month USD LIBOR + 3.75%), 10/10/25(4)	30,431	20,252
Ortho-Clinical Diagnostics, Inc., 3.42%, (1-Month USD LIBOR + 3.25%), 06/15/25(4)	30,386	29,627
Phoenix Guarantor, Inc., 3.42%, (1-Month USD LIBOR + 3.25%), 03/05/26(4)	39,900	39,152
Total Health Care		402,787
Housing – 0.1%
CPG International LLC (fka CPG International, Inc.), 4.75%, (3-Month USD LIBOR + 3.75%), 05/05/24(4)	28,540	28,433
Information Technology – 0.9%
Applied Systems, Inc., 8.00%, (3-Month USD LIBOR + 7.00%), 09/19/25(4)	50,000	50,640
BMC Software Finance, Inc., 4.41%, (1-Month USD LIBOR + 4.25%), 10/02/25(4)	19,353	18,732
Epicor Software Corp., 0.00%, (1-Month USD LIBOR + 4.25%), 07/17/27(5)	5,000	5,002
SS&C Technologies, Inc., 1.91%, (1-Month USD LIBOR + 1.75%), 04/16/25(4)	14,037	13,648
Security Description	Principal	Value
TERM LOANS (continued)
Information Technology (continued)
SS&C Technologies, Inc., 1.91%, (1-Month USD LIBOR + 1.75%), 04/16/25(4)	$11,220	$10,909
Ultimate Software Group, Inc. (The), 4.75%, (3-Month USD LIBOR + 4.00%), 05/03/26(4)	35,000	35,077
Vertafore, Inc., 3.41%, (1-Month USD LIBOR + 3.25%), 07/02/25(4)	23,944	22,866
Vertiv Group Corp., 3.16%, (1-Month USD LIBOR + 3.00%), 03/02/27(4)	19,950	19,551
Total Information Technology		176,425
Manufacturing – 0.3%
CPI Acquisition, Inc., 6.38%, (3-Month USD LIBOR + 4.50%), 08/17/22(4)	30,000	24,484
Star US Bidco LLC, 5.25%, (1-Month USD LIBOR + 4.25%), 03/17/27(4)	25,000	23,078
US Farathane LLC, 4.50%, (3-Month USD LIBOR + 3.50%), 12/23/21(4)	24,296	18,424
Total Manufacturing		65,986
Media/Telecom - Broadcasting – 0.2%
Diamond Sports Group LLC, 3.42%, (1-Month USD LIBOR + 3.25%), 08/24/26(4)	19,850	15,979
Nexstar Broadcasting, Inc., 2.92%, (1-Month USD LIBOR + 2.75%), 09/18/26(4)	19,213	18,752
Total Media/Telecom - Broadcasting		34,731
Media/Telecom - Cable/Wireless Video – 0.4%
CSC Holdings, LLC, 2.42%, (1-Month USD LIBOR + 2.25%), 01/15/26(4)	58,582	56,760
Intelsat Jackson Holdings SA, 8.63%, (6-Month USD LIBOR + 8.63%), 01/02/24(4)	15,000	15,174
Ziggo BV, 2.67%, (1-Month USD LIBOR + 2.50%), 04/30/28(4)	10,000	9,634
Total Media/Telecom - Cable/Wireless Video		81,568
Media/Telecom - Telecommunications – 0.3%
Altice France SA/France, 3.86%, (1-Month USD LIBOR + 3.69%), 01/31/26(4)	29,847	29,274
CenturyLink, Inc., 2.41%, (1-Month USD LIBOR + 2.25%), 03/15/27(4)	14,925	14,412
Northwest Fiber LLC, 5.67%, (1-Month USD LIBOR + 5.50%), 04/30/27(4)	5,000	4,986
Total Media/Telecom - Telecommunications		48,672
Media/Telecom - Wireless Communications – 0.3%
CommScope, Inc., 3.41%, (1-Month USD LIBOR + 3.25%), 04/06/26(4)	14,888	14,624
T-Mobile USA, Inc., 3.16%, (1-Month USD LIBOR + 3.00%), 04/01/27(4)	40,000	40,192
Total Media/Telecom - Wireless Communications		54,816
Retail – 0.2%
Leslie's Poolmart, Inc., 0.00%, (1-Month USD LIBOR + 3.50%), 08/16/23(5)	24,962	24,388
Neiman Marcus Group, Inc. (The), 7.50%, (1-Month USD LIBOR + 6.00%), 10/25/23(4)	38,210	7,779
Total Retail		32,167

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2020 (unaudited)

Security Description	Principal	Value
TERM LOANS (continued)
Service – 1.3%
Cardtronics USA, Inc., 5.00%, (1-Month USD LIBOR + 4.00%), 06/29/27(4)	$25,000	$24,938
Dun & Bradstreet Corp. (The), 3.92%, (1-Month USD LIBOR + 3.75%), 02/06/26(4)	39,900	39,779
GFL Environmental, Inc., 4.00%, (3-Month USD LIBOR + 3.00%), 05/30/25(4)	66,406	66,203
Hoya Midco, LLC, 4.57%, (3-Month USD LIBOR + 3.50%), 06/30/24(4)	14,812	12,368
PetVet Care Centers LLC, 3.41%, (1-Month USD LIBOR + 3.25%), 02/14/25(4)	8,291	8,104
PI UK Holdco II Limited, 4.50%, (3-Month USD LIBOR + 3.50%), 01/03/25(4)	35,818	34,219
RSA Security LLC, 0.00%, (3-Month USD LIBOR + 5.00%), 06/29/27(5)	20,000	19,838
Sedgwick Claims Management Services, Inc., 4.16%, (1-Month USD LIBOR + 4.00%), 09/03/26(4)	19,950	19,535
TKC Holdings, Inc., 4.75%, (3-Month USD LIBOR + 3.75%), 02/01/23(4)	27,553	25,932
TKC Holdings, Inc., 4.75%, (2-Month USD LIBOR + 3.75%), 02/01/23(4)	72	68
Total Service		250,984
Transportation - Automotive – 0.1%
Cooper-Standard Automotive, Inc., 2.75%, (1-Month USD LIBOR + 2.00%), 11/02/23(4)	29,680	23,744
Utilities – 0.3%
APLP Holdings LP, 3.50%, (1-Month USD LIBOR + 2.50%), 04/14/25(4)	22,980	22,640
Brookfield WEC Holdings, Inc., 3.75%, (1-Month USD LIBOR + 3.00%), 08/01/25(4)	34,141	33,501
PG&E Corp., 5.50%, (3-Month USD LIBOR + 4.50%), 06/23/25(4)	10,000	9,913
Total Utilities		66,054
Total Term Loans
(Cost $2,145,043)		2,038,948
MORTGAGE BACKED SECURITIES - 7.4%
Commercial Mortgage Backed Securities - 0.7%
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	100,000	101,333
Sutherland Commercial Mortgage Loans, Class A, Series 2017-SBC6, 3.19%, 05/25/37(1)(4)(6)	45,300	45,160
Total Commercial Mortgage Backed Securities		146,493
Mortgage Backed Security - 1.7%
Comm Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	43,171
Federal National Mortgage Association, 3.50%, 05/01/49	134,568	141,726
Federal National Mortgage Association, 3.50%, 07/01/49	147,487	155,328
Total Mortgage Backed Security		340,225
Residential Mortgage Backed Securities - 5.0%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(7)	118,460	120,208
Security Description	Principal	Value
MORTGAGE BACKED SECURITIES (continued)
Residential Mortgage Backed Securities (continued)
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(4)(6)	$74,180	$76,338
Banc of America Funding Trust, Class 5A1, Series 2004-D, 3.80%, 01/25/35(4)(6)	105,747	102,366
Deephaven Residential Mortgage Trust, Class A2, Series 2017-1A, 2.93%, 12/26/46(1)(4)(6)	12,546	12,567
Deephaven Residential Mortgage Trust, Class A2, Series 2017-2A, 2.61%, 06/25/47(1)(4)(6)	30,956	31,034
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(4)(6)	90,528	97,442
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(4)(6)	94,894	97,532
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.51%, 06/25/43(4)(6)	222,897	224,441
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(4)(6)	100,000	111,861
Verus Securitization Trust, Class A1, Series 2019-2, 3.21%, 05/25/59(1)(4)(6)	104,625	106,843
Total Residential Mortgage Backed Securities		980,632
Total Mortgage Backed Securities
(Cost $1,439,192)		1,467,350
U.S. GOVERNMENT SECURITIES – 6.0%
U.S. Treasury Bond
2.88%, 05/15/49	15,000	21,210
U.S. Treasury Note
2.25%, 03/31/21	105,000	106,483
0.13%, 05/31/22	50,000	50,003
1.75%, 06/15/22	775,000	798,674
1.25%, 08/31/24	190,000	198,316
Total U.S. Government Securities
(Cost $1,147,859)		1,174,686
ASSET BACKED SECURITIES – 3.7%
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	50,000	50,667
CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	100,000	101,239
DT Auto Owner Trust, Class C, Series 2019-2A, 3.18%, 02/18/25(1)	90,000	92,042
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	130,000	134,664
Marlette Funding Trust, Class A, Series 2019-4A, 2.39%, 12/17/29(1)	63,130	63,585
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	76,170	78,666
Skopos Auto Receivables Trust, Class B, Series 2018-1A, 3.93%, 05/16/22(1)	77,284	77,291
United Auto Credit Securitization Trust, Class E, Series 2019-1, 4.29%, 08/12/24(1)	80,000	79,724
Veros Automobile Receivables Trust, Class B, Series 2020-1, 2.19%, 06/16/25(1)	55,000	54,816
Total Asset Backed Securities
(Cost $721,492)		732,694

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2020 (unaudited)

Security Description	Principal/ Shares	Value
MUNICIPAL BONDS – 1.1%
Sales Tax Securitization Corp., 3.41%, 01/01/43	$5,000	$5,279
State of California, 7.60%, 11/01/40	115,000	216,445
Total Municipal Bonds
(Cost $194,502)		221,724
EXCHANGE TRADED FUNDS - 1.1%
Debt Funds - 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF	1,195	102,041
iShares Iboxx $ Investment Grade Corporate Bond ETF	840	116,214
Total Debt Funds		218,255
Total Exchange Traded Funds
(Cost $200,823)		218,255
WARRANT - 0.1%
Communication Services - 0.1%
iHeart Media, Inc.*(8)
(Cost $49,153)	2,830	22,357
COMMON STOCK - 0.0%(9)
Communication Services - 0.0%(9)
Clear Channel Outdoor Holdings, Inc.*
(Cost $31,607)	6,654	6,098
MONEY MARKET FUND - 3.1%
JP Morgan U.S. Government Money Market Institutional Shares, 0.03%(10) (Cost $622,486)	622,486	622,486
TOTAL INVESTMENTS - 98.3%
(Cost $18,987,869)		19,472,860
Other Assets in Excess of Liabilities - 1.7%		331,517
Net Assets - 100.0%		$19,804,377

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2020, the aggregate value of these securities was $7,686,778, or 38.8% of net assets.
(2)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(3)	Perpetual security with no stated maturity date.
(4)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(5)	The loan will settle after July 31, 2020. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.
(6)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(7)	Represents step coupon bond. Rate shown reflects the rate in effect as of July 31, 2020.
(8)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Amount rounds to less than 0.05%.
(10)	The rate shown reflects the seven-day yield as of July 31, 2020.

Abbreviations:

CMT — 1 Year Constant Maturity Treasury Index

ETF — Exchange Traded Fund

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Currency Abbreviations

MXN	Mexican Peso

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

July 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$8,294,976	$—	$8,294,976
Foreign Bonds	—	4,673,286	—	4,673,286
Term Loans	—	2,038,948	—	2,038,948
Mortgage Backed Securities	—	1,467,350	—	1,467,350
U.S. Government Securities	—	1,174,686	—	1,174,686
Asset Backed Securities	—	732,694	—	732,694
Municipal Bonds	—	221,724	—	221,724
Exchange Traded Funds	218,255	—	—	218,255
Warrant	—	—	22,357	22,357
Common Stock	6,098	—	—	6,098
Money Market Fund	622,486	—	—	622,486
Total	$846,839	$18,603,664	$22,357	$19,472,860

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2020.